Securities (Fair value Of Securities Pledged) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Pledged as collateral for:
FHLB advances	$ 3,530	$ 4,208
Public deposits	2,055	2,476
Interest-rate swaps	261	353
Total	$ 5,846	$ 7,037